REGULATORY MATTERS	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
REGULATORY MATTERS

NOTE 36: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Group and the Bank to maintain minimum amounts and ratios determined on a risk-weighted basis, capital (as defined) to assets, certain off-balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk. At least half of the required capital must consist of ''Tier I'' capital (as defined), and the rest of ''Tier II'' capital (as defined). The framework applicable to Greek banks conforms to EU requirements, in particular the Own Funds, the Solvency Ratio and the Capital Adequacy Directives. However, under the relevant European legislation, supervisory authorities of the member-states have some discretion in determining whether to include particular instruments as capital guidelines and to assign different weights, within a prescribed range, to various categories of assets.

As of March 31, 2013, Act 13/28.3.2013 of the Executive Committee of the Bank of Greece, established new additional limits of 9% and 6% for CT1 and Common Equity, respectively for the Group and the Bank. As of 31 December 2013, Act 36/23.12.2013 of the Executive Committee, removed the cap on the recognition of DTA up to 20% of the CT1.

In accordance with the BoG directives (Governor's Act 2630/29.10.2010) the Group's capital base includes all types of regulatory eligible Own Funds, among others, the share capital, the share premium account, the reserves and retained earnings, preferred securities and subordinated debt issues.

The Group's capital adequacy ratios are presented in the table below:
	December 31,
	2012*	2013
Common equity	7.8%	10.3%
Core Tier I	7.8%	10.3%
Total	9.2%	11.2%

* The 2012 figures are adjusted for the Act 13/28.3.2013 of the Executive Committee of the Bank of Greece.

As at December 31, 2013, the Group's CT1 ratio has increased to 10.3%, (December 31, 2012: 7.8%) following 2013 profitability and certain actions completed by Management, such as the disposal of a 66.0% participation interest out of the 100% held in subsidiary NBG Pangaea REIC, a Liability Management Exercise, deleveraging and de-risking and the buy-back of US Preference shares.